Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales		$ 1,065,053	$ 1,201,665	[1]
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%
Mineral stream interest		$ 5,707,019	$ 5,905,797
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 124,710	$ 108,594
Percentage of revenue derived from mineral stream interests located in geographic area		12.00%	9.00%
Mineral stream interest		$ 1,035,462	$ 1,014,492
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 48,743	$ 66,321
Percentage of revenue derived from mineral stream interests located in geographic area		5.00%	6.00%
Mineral stream interest		$ 443,230	$ 453,181
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 266,367	$ 307,639
Percentage of revenue derived from mineral stream interests located in geographic area		25.00%	26.00%
Mineral stream interest		$ 578,966	$ 629,349
Greece [member]
Disclosure of geographical areas [line items]
Sales		$ 3,291	$ 9,154
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	1.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 25,728	$ 41,320
Percentage of revenue derived from mineral stream interests located in geographic area		2.00%	3.00%
Mineral stream interest		$ 18,366	$ 19,001
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 41,613	$ 33,018
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	3.00%
Mineral stream interest		$ 29,108	$ 31,152
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales	[2]		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area	[2]	0.00%	0.00%
Mineral stream interest	[2]	$ 253,514	$ 253,514
Argentina [member]
Disclosure of geographical areas [line items]
Sales			$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 10,889	$ 10,889
Chile [member]
Disclosure of geographical areas [line items]
Sales			$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 56,536	$ 31,349
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 296,145	$ 343,398
Percentage of revenue derived from mineral stream interests located in geographic area		28.00%	28.00%
Mineral stream interest		$ 2,383,263	$ 2,437,938
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 253,441	$ 286,285
Percentage of revenue derived from mineral stream interests located in geographic area		24.00%	24.00%
Mineral stream interest		$ 833,894	$ 992,519
Ecuador [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 13,852
Colombia [Member]
Disclosure of geographical areas [line items]
Sales		$ 5,015	$ 5,936
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 49,939	$ 32,413
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		529,698	561,920
Mineral stream interest		3,628,121	3,600,197
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		668,011	614,733
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		215,852	219,785
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		155,863	166,722
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		56,536	31,349
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,383,263	2,437,938
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		95,584	103,789
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,181
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		42,831	25,881
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		471,003	573,429
Mineral stream interest		1,485,085	1,701,149
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		450	28,138
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		566	566
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		423,103	462,627
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		18,366	19,001
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		29,108	31,152
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[2]	253,514	253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889	10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		738,310	888,730
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		3,671
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		7,108	6,532
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest		226,812	232,830
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		226,812	232,830
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		357,573	371,621
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		357,573	$ 371,621
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,428
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 9,428

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.
[2]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.